CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Earnings Attributable to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total
Balance at Dec. 31, 2012	$ 290,899	$ 502,562	$ (38,296)	$ (224,162)	$ 50,795	$ 10,684	$ 301,583
Balance (in shares) at Dec. 31, 2012		43,242,426
Increase (Decrease) in Stockholders' Equity
Net income	31,659			31,659		13,906	45,565
Foreign currency translation adjustment	3,116				3,116	(1,238)	1,878
Profit distribution to non-controlling interests						(219)	(219)
Issuance of ordinary shares, net of issuance costs	47,887	$ 47,887					47,887
Issuance of ordinary shares, net of issuance costs (in shares)		3,772,254
Share-based compensation	6,175		6,175				6,175
Exercise of share options	10,793	$ 10,793					10,793
Exercise of share options (in shares)		4,019,663
Disposal of project companies						(12,164)	(12,164)
Balance at Dec. 31, 2013	390,529	$ 561,242	(32,121)	(192,503)	53,911	10,969	401,498
Balance (in shares) at Dec. 31, 2013		51,034,343
Increase (Decrease) in Stockholders' Equity
Net income	239,502			239,502		4,385	243,887
Foreign currency translation adjustment	(33,853)				(33,853)	1,413	(32,440)
Profit distribution to non-controlling interests						(649)	(649)
Issuance of ordinary shares, net of issuance costs	108,919	$ 108,919					108,919
Issuance of ordinary shares, net of issuance costs (in shares)		3,194,700
Deferred tax on issuance costs of ordinary shares	1,732	$ 1,732					1,732
Share-based compensation	5,088		5,088				5,088
Tax benefit of share-based compensation	1,351		1,351				1,351
Exercise of share options	3,343	$ 3,343					3,343
Exercise of share options (in shares)		932,813
Disposal of project companies						(3,155)	(3,155)
Balance at Dec. 31, 2014	716,611	$ 675,236	(25,682)	46,999	20,058	12,963	$ 729,574
Balance (in shares) at Dec. 31, 2014		55,161,856					55,161,856
Increase (Decrease) in Stockholders' Equity
Net income	171,861			171,861		1,455	$ 173,316
Foreign currency translation adjustment	(81,992)				(81,992)	6,305	(75,687)
Profit distribution to non-controlling interests						(305)	(305)
Share-based compensation	5,966		5,966				5,966
Tax benefit of share-based compensation	853		853				853
Exercise of share options	1,867	$ 1,867					1,867
Exercise of share options (in shares)		803,587
Acquisition of non-controlling interest	1,724		1,724			(2,651)	(927)
Gain on commodity hedge	2,078				2,078		2,078
Disposal of a subsidiary						(4,225)	(4,225)
Balance at Dec. 31, 2015	$ 818,968	$ 677,103	$ (17,139)	$ 218,860	$ (59,856)	$ 13,542	$ 832,510
Balance (in shares) at Dec. 31, 2015		55,965,443					55,965,443